SHARE CAPITAL - Disclosure of detailed information about issued common shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	135,099,174	112,224,174
Cost of issuance	$ (422,780)
Equity	$ 38,334,824	$ 30,878,302	$ 27,287,036	$ 28,282,232
Issued Capital [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	135,099,174	112,224,174	95,280,979	93,694,956
Cost of issuance	$ (422,780)
Equity	$ 94,480,512	$ 85,147,700	$ 79,841,286	$ 79,376,206
Issued Capital [Member] | September 17, 2019 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			54,326
Equity			$ 15,993
Issued Capital [Member] | October 31, 2019 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			1,000,000
Equity			$ 304,120
Issued Capital [Member] | December 9, 2019 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			31,697
Equity			$ 8,967
Issued Capital [Member] | December 27, 2019 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			500,000
Equity			$ 136,000
Issued Capital [Member] | February 3, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		500,000
Equity		$ 135,594
Issued Capital [Member] | February 6, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		22,659
Equity		$ 8,502
Issued Capital [Member] | February 25, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		6,000,000
Equity		$ 1,807,200
Issued Capital [Member] | February 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Cost of issuance		$ (80,842)
Issued Capital [Member] | February 28, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		375,000
Equity		$ 100,535
Issued Capital [Member] | June 30, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		24,896
Equity		$ 8,292
Issued Capital [Member] | July 31, 2020[Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		8,000,000
Equity		$ 2,984,000
Issued Capital [Member] | August 27, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		2,000,000
Equity		$ 761,700
Issued Capital [Member] | July and August 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Cost of issuance		$ (427,145)
Issued Capital [Member] | September 9, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		20,640
Equity		$ 8,578
Issued Capital [Member] | February 2, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	1,930,000
Equity	$ 647,737
Issued Capital [Member] | February 3, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	6,070,000
Equity	$ 2,041,881
Issued Capital [Member] | February 12, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	3,500,000
Equity	$ 1,128,914
Issued Capital [Member] | March 8, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	1,050,000
Equity	$ 173,012
Issued Capital [Member] | June 21, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	600,000
Equity	$ 431,472
Issued Capital [Member] | July 19, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	1,401,426
Equity	$ 702,910
Issued Capital [Member] | July 22, 2021[Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	125,000
Equity	$ 63,656
Issued Capital [Member] | July 23, 2021[Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	6,323,574
Equity	$ 3,253,444
Issued Capital [Member] | October 4, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	75,000
Equity	$ 51,827
Issued Capital [Member] | December 1, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	1,500,000
Equity	$ 1,044,905
Issued Capital [Member] | December 21, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	300,000
Equity	$ 215,834